Leases (Tables)	6 Months Ended
Jun. 30, 2026
Leases [Abstract]
Schedule of Operating Lease

Supplemental balance sheet information related to operating lease was as follows:

	As of December 31,	As of June 30,
	2025	2026
	RMB	RMB	USD
Operating lease right-of-use assets	37,048	35,833	5,261
Lease liabilities – current	6,793	6,823	1,002
Lease liabilities – non-current	25,491	25,706	3,774
Total operating lease liabilities	32,284	32,529	4,776

Schedule of Weighted Average Remaining Lease Terms and Discount Rates of Operating Lease

The weighted average remaining lease terms and discount rates for the operating lease as of December 31, 2025 and June 30, 2026 were as follows:

	As of December 31,	As of June 30,
	2025	2026
Weighted average remaining lease term (years)	5.61	5.03
Weighted average discount rate	4.77%	4.77%

Schedule of Maturity of Operating Lease Liabilities

The undiscounted future minimum payments under the Company’s operating lease liabilities and reconciliation to the operating lease liabilities recognized on the consolidated balance sheet was as below:

	As of June 30, 2026
	RMB	USD
2026	5,953	874
2027	8,584	1,260
2028	6,646	976
2029	5,466	803
2030 and after	10,294	1,511
Total undiscounted cashflows	36,943	5,424
Less: imputed interest	(4,414)	(648)
Present value of lease liabilities	32,529	4,776